Litigation, regulatory and similar matters (Detail) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	$ 3,217
Increase in provisions recognized in the income statement	843
Release of provisions recognized in the income statement	(157)
Provisions used in conformity with designated purpose	(818)
Foreign currency translation and other movements	13
Balance as of 30 June 2026	3,098
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	2,109
Increase in provisions recognized in the income statement	326
Release of provisions recognized in the income statement	(61)
Provisions used in conformity with designated purpose	(451)
Foreign currency translation and other movements	12
Balance as of 30 June 2026	1,935
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	317
Increase in provisions recognized in the income statement	41
Release of provisions recognized in the income statement	(48)
Provisions used in conformity with designated purpose	(106)
Foreign currency translation and other movements	(1)
Balance as of 30 June 2026	203
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	16
Increase in provisions recognized in the income statement	7
Release of provisions recognized in the income statement	(6)
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	0
Balance as of 30 June 2026	15
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	0
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	0
Balance as of 30 June 2026	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	283
Increase in provisions recognized in the income statement	4
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(7)
Foreign currency translation and other movements	(6)
Balance as of 30 June 2026	274
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	1,302
Increase in provisions recognized in the income statement	272
Release of provisions recognized in the income statement	(5)
Provisions used in conformity with designated purpose	(262)
Foreign currency translation and other movements	19
Balance as of 30 June 2026	1,326
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	191
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(76)
Foreign currency translation and other movements	0
Balance as of 30 June 2026	$ 118